Taxation	12 Months Ended
Sep. 30, 2023
Major components of tax expense (income) [abstract]
Taxation

8. Taxation

Reconciliation of effective tax rate

The Group incurred tax losses for the years ended September 30, 2023 and 2022 and accordingly has not recognized any current income tax during such periods. The following table presents the reconciliation of effective tax rate for the years ended September 30, 2023 and 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Loss before tax	(222,097,491)	(3,577,590)

Income tax at the domestic rate of 22.00% (2022: 20.31%)	(45,970,977)	(726,609)
Impact of difference in overseas tax rates	40,961,202	—
Non-deductible expenses	2,685	98,838
Current year losses for which no deferred tax asset is recognized	5,026,928	643,122
Others	(19,838)	(15,351)
	—	—

The domestic rate of tax applied has been calculated as the average rate of corporation tax applicable in the United Kingdom between October 2022 and September 2023. The relevant rate was 19.00% between October 2022 and March 2023 and 25.00% between April 2023 and September 2023.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items because it is not probable that future taxable profits will be available against which the Group entities can utilize benefits therefrom as at September 30, 2023, and 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Severance liabilities	31,716	20,532
Leases	—	1,880
Tax losses	5,946,743	924,653
	5,978,459	947,065

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Group can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the countries in which the group companies operate.

Tax losses carried forward

Generally, tax losses in Thailand expire 5 years from the date the loss was incurred, but tax losses in the United Kingdom and France can be carried forward indefinitely. As at September 30, 2023, we had tax loss carry-forwards that will expire in the following periods:

(in USD)
2024	52,238
2025	447,119
2026	691,144
2027	1,291,400
2028	2,989,672
No expiration	22,106,086
27,577,658

The losses are subject to examination by the tax authorities and to restriction on their utilization. In particular, the losses can only be utilized against profits arising in the legal entity in which they arose.